Significant Accounting Policies (Details) - Schedule of potential dilutive securities denominated in ordinary shares equivalents were excluded from the computation of diluted earnings (loss) per share - shares
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SPAC Warrants [Member]
Significant Accounting Policies (Details) - Schedule of potential dilutive securities denominated in ordinary shares equivalents were excluded from the computation of diluted earnings (loss) per share [Line Items]
Total basic and diluted earnings (loss) per ordinary share	17,795,000	17,795,000	17,795,000
August 2020 PIPE Warrants [Member]
Significant Accounting Policies (Details) - Schedule of potential dilutive securities denominated in ordinary shares equivalents were excluded from the computation of diluted earnings (loss) per share [Line Items]
Total basic and diluted earnings (loss) per ordinary share	729,167	1,500,000	1,500,000
December 2020 Convertible Debenture [Member]
Significant Accounting Policies (Details) - Schedule of potential dilutive securities denominated in ordinary shares equivalents were excluded from the computation of diluted earnings (loss) per share [Line Items]
Total basic and diluted earnings (loss) per ordinary share		800,000	800,000
December 2020 Warrants [Member]
Significant Accounting Policies (Details) - Schedule of potential dilutive securities denominated in ordinary shares equivalents were excluded from the computation of diluted earnings (loss) per share [Line Items]
Total basic and diluted earnings (loss) per ordinary share		13,700,000	13,700,000
January 2021 Call Options [Member]
Significant Accounting Policies (Details) - Schedule of potential dilutive securities denominated in ordinary shares equivalents were excluded from the computation of diluted earnings (loss) per share [Line Items]
Total basic and diluted earnings (loss) per ordinary share	4,000,000	6,000,000
Series A Convertible Preferred Shares [Member]
Significant Accounting Policies (Details) - Schedule of potential dilutive securities denominated in ordinary shares equivalents were excluded from the computation of diluted earnings (loss) per share [Line Items]
Total basic and diluted earnings (loss) per ordinary share		2,333,333
February 2021 Warrants [Member]
Significant Accounting Policies (Details) - Schedule of potential dilutive securities denominated in ordinary shares equivalents were excluded from the computation of diluted earnings (loss) per share [Line Items]
Total basic and diluted earnings (loss) per ordinary share	38,800,000	26,666,667
Series B Convertible Preferred Shares [Member]
Significant Accounting Policies (Details) - Schedule of potential dilutive securities denominated in ordinary shares equivalents were excluded from the computation of diluted earnings (loss) per share [Line Items]
Total basic and diluted earnings (loss) per ordinary share		3,615,584
December 2021 Warrants [Member]
Significant Accounting Policies (Details) - Schedule of potential dilutive securities denominated in ordinary shares equivalents were excluded from the computation of diluted earnings (loss) per share [Line Items]
Total basic and diluted earnings (loss) per ordinary share	2,285,715	2,285,715
August and December 2022 Convertible Debentures [Member]
Significant Accounting Policies (Details) - Schedule of potential dilutive securities denominated in ordinary shares equivalents were excluded from the computation of diluted earnings (loss) per share [Line Items]
Total basic and diluted earnings (loss) per ordinary share	5,200,000